Investments in Associates - Summary of Movements in Investments in Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [abstract]
At 1 January	¥ 1,536	¥ 1,543
Additions	47
Share of results of associates	202	148	¥ 126
Share of revaluation on available-for-sale investments held by an associate	10	(1)	7
Dividend received during the year	(141)	(154)
At 31 December	¥ 1,654	¥ 1,536	¥ 1,543